LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2021
	Operating lease right-of-use assets	Property, plant & equipment, net
	(U.S. Dollars in thousands)
Operating leases	$368,632	$—
Finance leases	—	40,739
	$368,632	$40,739

	Lease-related assets as of December 31, 2020
	Operating lease right-of-use assets	Property, plant & equipment, net
	(U.S. Dollars in thousands)
Operating leases	$140,212	$—
Finance leases	—	10,980
	$140,212	$10,980

	Lease-related liabilities as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$73,046	$305,714	$—	$—
Finance leases	—	—	10,039	30,680
	$73,046	$305,714	$10,039	$30,680

	Lease-related liabilities as of December 31, 2020
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$21,910	$122,225	$—	$—
Finance leases	—	—	1,647	7,705
	$21,910	$122,225	$1,647	$7,705
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2021 was as follows:

Weighted-average remaining lease term:	Years
Operating leases	8.0
Finance leases	5.6

Weighted-average discount rate:	Percentage
Operating leases	3.2%
Finance leases	3.5%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Finance lease costs:
Depreciation of lease assets	$6,610	$1,192	$716
Interest on lease liabilities	968	114	56
Operating lease costs	54,892	27,289	24,341
Short-term lease costs	8,719	1,433	1,747
Variable lease costs	8,088	1,021	880
Sublease income	(4,658)	(363)	(415)
Total lease costs	$74,619	$30,686	$27,325
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$968	$—	$—
Operating cash flows from operating leases	43,735	29,397	22,308
Financing cash flows from finance leases	6,332	2,844	990

	Year Ended
	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$5,452	$9,892
Right-of-use assets obtained in exchange for operating lease liabilities	40,584	20,978

The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2021:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2022	$10,704	$86,182
2023	7,000	74,787
2024	6,307	61,758
2025	8,618	48,904
2026	2,690	33,203
Thereafter	9,077	121,427
Total lease payments	44,396	426,261
Less: present value discount	(3,677)	(47,501)
	$40,719	$378,760
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, entered into the following transactions with such parties:

	Lease-related Liabilities with Related Parties as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$1,254	$12,553	$—	$—
Finance leases	—	—	—	—
	$1,254	$12,553	$—	$—

	Lease-related Liabilities with Related Parties as of December 31, 2020
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$1,993	$14,202	$—	$—
Finance leases	—	—	135	427
	$1,993	$14,202	$135	$427
The company leases certain buildings to related parties through operating lease agreements. Rental income recognized related to these agreements was not material for the years ended December 31, 2021, December 31, 2020 and December 31, 2019.
Lessor Accounting
The company leases various types of owned properties to external parties mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

Rental income:	(U.S. Dollars in thousands)
Other income (expense), net	$5,202	$2,708	$2,270

LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2021
	Operating lease right-of-use assets	Property, plant & equipment, net
	(U.S. Dollars in thousands)
Operating leases	$368,632	$—
Finance leases	—	40,739
	$368,632	$40,739

	Lease-related assets as of December 31, 2020
	Operating lease right-of-use assets	Property, plant & equipment, net
	(U.S. Dollars in thousands)
Operating leases	$140,212	$—
Finance leases	—	10,980
	$140,212	$10,980

	Lease-related liabilities as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$73,046	$305,714	$—	$—
Finance leases	—	—	10,039	30,680
	$73,046	$305,714	$10,039	$30,680

	Lease-related liabilities as of December 31, 2020
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$21,910	$122,225	$—	$—
Finance leases	—	—	1,647	7,705
	$21,910	$122,225	$1,647	$7,705
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2021 was as follows:

Weighted-average remaining lease term:	Years
Operating leases	8.0
Finance leases	5.6

Weighted-average discount rate:	Percentage
Operating leases	3.2%
Finance leases	3.5%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Finance lease costs:
Depreciation of lease assets	$6,610	$1,192	$716
Interest on lease liabilities	968	114	56
Operating lease costs	54,892	27,289	24,341
Short-term lease costs	8,719	1,433	1,747
Variable lease costs	8,088	1,021	880
Sublease income	(4,658)	(363)	(415)
Total lease costs	$74,619	$30,686	$27,325
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$968	$—	$—
Operating cash flows from operating leases	43,735	29,397	22,308
Financing cash flows from finance leases	6,332	2,844	990

	Year Ended
	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$5,452	$9,892
Right-of-use assets obtained in exchange for operating lease liabilities	40,584	20,978

The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2021:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2022	$10,704	$86,182
2023	7,000	74,787
2024	6,307	61,758
2025	8,618	48,904
2026	2,690	33,203
Thereafter	9,077	121,427
Total lease payments	44,396	426,261
Less: present value discount	(3,677)	(47,501)
	$40,719	$378,760
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, entered into the following transactions with such parties:

	Lease-related Liabilities with Related Parties as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$1,254	$12,553	$—	$—
Finance leases	—	—	—	—
	$1,254	$12,553	$—	$—

	Lease-related Liabilities with Related Parties as of December 31, 2020
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$1,993	$14,202	$—	$—
Finance leases	—	—	135	427
	$1,993	$14,202	$135	$427
The company leases certain buildings to related parties through operating lease agreements. Rental income recognized related to these agreements was not material for the years ended December 31, 2021, December 31, 2020 and December 31, 2019.
Lessor Accounting
The company leases various types of owned properties to external parties mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

Rental income:	(U.S. Dollars in thousands)
Other income (expense), net	$5,202	$2,708	$2,270

LEASES	LEASES
Lease Position
The following tables present the lease-related assets and liabilities recorded in the consolidated balance sheets:

	Lease-related assets as of December 31, 2021
	Operating lease right-of-use assets	Property, plant & equipment, net
	(U.S. Dollars in thousands)
Operating leases	$368,632	$—
Finance leases	—	40,739
	$368,632	$40,739

	Lease-related assets as of December 31, 2020
	Operating lease right-of-use assets	Property, plant & equipment, net
	(U.S. Dollars in thousands)
Operating leases	$140,212	$—
Finance leases	—	10,980
	$140,212	$10,980

	Lease-related liabilities as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$73,046	$305,714	$—	$—
Finance leases	—	—	10,039	30,680
	$73,046	$305,714	$10,039	$30,680

	Lease-related liabilities as of December 31, 2020
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$21,910	$122,225	$—	$—
Finance leases	—	—	1,647	7,705
	$21,910	$122,225	$1,647	$7,705
Lease Terms and Discount Rates
The weighted-average remaining lease term and discount rate for the Company’s lease profile as of December 31, 2021 was as follows:

Weighted-average remaining lease term:	Years
Operating leases	8.0
Finance leases	5.6

Weighted-average discount rate:	Percentage
Operating leases	3.2%
Finance leases	3.5%
Lease Costs
The following table presents certain information related to lease costs for finance and operating leases for the years ended December 31, 2021, December 31, 2020 and December 31, 2019:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Finance lease costs:
Depreciation of lease assets	$6,610	$1,192	$716
Interest on lease liabilities	968	114	56
Operating lease costs	54,892	27,289	24,341
Short-term lease costs	8,719	1,433	1,747
Variable lease costs	8,088	1,021	880
Sublease income	(4,658)	(363)	(415)
Total lease costs	$74,619	$30,686	$27,325
Supplementary Cash Flow Data
The following represents the disaggregation of certain cash flow supplementary data by finance and operating lease classifications:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(U.S. Dollars in thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$968	$—	$—
Operating cash flows from operating leases	43,735	29,397	22,308
Financing cash flows from finance leases	6,332	2,844	990

	Year Ended
	December 31, 2021	December 31, 2020
	(U.S. Dollars in thousands)
Right-of-use assets obtained in exchange for finance lease liabilities	$5,452	$9,892
Right-of-use assets obtained in exchange for operating lease liabilities	40,584	20,978

The following table reconciles the undiscounted cash flows for each of the first five years and total remaining years to the finance and operating lease liabilities recorded on the balance sheet as of December 31, 2021:

	Finance Leases	Operating Leases

	(U.S. Dollars in thousands)
2022	$10,704	$86,182
2023	7,000	74,787
2024	6,307	61,758
2025	8,618	48,904
2026	2,690	33,203
Thereafter	9,077	121,427
Total lease payments	44,396	426,261
Less: present value discount	(3,677)	(47,501)
	$40,719	$378,760
Related Party Lease Transactions
In the ordinary course of business, Dole enters into a number of lease agreements with related parties. During the periods presented, Dole, as a lessee, entered into the following transactions with such parties:

	Lease-related Liabilities with Related Parties as of December 31, 2021
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$1,254	$12,553	$—	$—
Finance leases	—	—	—	—
	$1,254	$12,553	$—	$—

	Lease-related Liabilities with Related Parties as of December 31, 2020
	Current maturities of operating leases	Operating leases, less current maturities	Notes payable and current portion of long-term debt, net	Long-term debt, net
	(U.S. Dollars in thousands)
Operating leases	$1,993	$14,202	$—	$—
Finance leases	—	—	135	427
	$1,993	$14,202	$135	$427
The company leases certain buildings to related parties through operating lease agreements. Rental income recognized related to these agreements was not material for the years ended December 31, 2021, December 31, 2020 and December 31, 2019.
Lessor Accounting
The company leases various types of owned properties to external parties mainly through operating lease agreements. Leasing assets to external parties is not significant to Dole’s operations. Rental income recognized on agreements where Dole acted as the lessor was as follows:

	Year Ended
	December 31, 2021	December 31, 2020	December 31, 2019

Rental income:	(U.S. Dollars in thousands)
Other income (expense), net	$5,202	$2,708	$2,270